Significant Events in the Reporting Period (Details) - Mar. 11, 2026 $ / shares in Units, $ in Thousands	USD ($) $ / shares	₪ / shares
Significant Events in the Reporting Period [Abstract]
Special cash dividend | (per share)	$ 0.25	₪ 0.77
Common stock amounting total	$ 14,421